Savings And Investment Plan And Deferred Compensation Plans	12 Months Ended
Dec. 31, 2014
Savings And Investment Plan And Deferred Compensation Plans [Abstract]
Savings And Investment Plan And Deferred Compensation Plans
NOTE 21. SAVINGS AND INVESTMENT PLAN AND DEFERRED COMPENSATION PLANS
Savings and Investment Plan
Endo established a defined contribution Savings and Investment Plan (the Endo 401(k) Plan) covering all employees. Employee contributions can be made on a pre-tax basis under section 401(k) of the Internal Revenue Code (the Code). Effective January 1, 2014, the Endo 401(k) Plan was amended to modify the employer matching contributions such that the Company will match 100% of the first 3% of eligible cash compensation that a participant contributes to the Endo 401(k) Plan plus 50% of the next 2% for a total of up to 4% of the participants’ contributions subject to limitations under section 401(k) of the Code. This compares to 100% of the first 6% of eligible cash compensation that a participant contributes to the Endo 401(k) Plan, which was in effect until December 31, 2013. Participants are immediately vested with respect to their own contributions and the Company’s matching contributions.
On July 2, 2010, the Company acquired HealthTronics, Inc., which sponsored the HealthTronics, Inc. and Subsidiaries 401(k) Plan (the HealthTronics Plan). The HealthTronics Plan was a defined contribution profit-sharing plan with a 401(k) option covering all employees of HealthTronics, Inc. In June 2011, former HealthTronics, Inc. employees began to participate in the Endo 401(k) Plan and the HealthTronics Plan assets were transferred into the Endo 401(k) Plan. On February 3, 2014, the Company sold its HealthTronics, Inc. subsidiary. In connection with this divestiture, all employee and employer contributions for HealthTronics employees in the Endo 401(k) Plan ended effective on the date of the transaction, February 3, 2014. HealthTronics employees were able to maintain their plan assets in the Plan after the transaction closed, and are able to withdraw or rollover their plan assets under the normal terms of the plan document.
On June 17, 2011, the Company acquired AMS, which sponsors the AMS Savings and Investment Plan (the AMS Plan). The AMS Plan was a defined contribution profit-sharing plan with a 401(k) option covering all employees of AMS. In January 2013, former AMS employees began to participate in the Endo 401(k) Plan, and the AMS Plan assets were transferred into the Endo 401(k) Plan.
Costs incurred for contributions made by us to the various 401(k) plans amounted to $7.5 million, $11.4 million and $12.0 million for the years ended December 31, 2014, 2013 and 2012, respectively, excluding amounts related to discontinued operations.
Executive Deferred Compensation Plan
In December 2007, Endo’s Board of Directors (the Board) adopted an executive deferred compensation plan (the Executive Deferred Compensation Plan) and a 401(k) restoration plan (the 401(k) Restoration Plan) both effective as of January 1, 2008. Both plans cover employees earning over the Internal Revenue Code plan compensation limit, which would include the chief executive officer, chief financial officer and other named executive officers. The Executive Deferred Compensation Plan allows for deferral of up to 50% of the bonus, with payout to occur as elected, either in a lump sum or in installments, and up to 100% of restricted stock units granted, with payout to occur either in a lump sum or in installments. Under the 401(k) Restoration Plan the participant may defer the amount of base salary and bonus that would have been deferrable under the Company’s Savings and Investment Plan (up to 50% of salary and bonus) if not for the qualified plan statutory limits on deferrals and contributions. Payment occurs as elected, either in lump sum or in installments.
Directors Deferred Compensation Plan
Also in December 2007, the Board adopted a directors deferred compensation plan (the Directors Deferred Compensation Plan), effective January 1, 2008. The purpose of this plan is to provide non-employee directors the opportunity to defer up to 100% of meeting fees, retainer fees, and restricted stock units, with payout to occur as elected either in lump sum or installments. Effective with the 2014 plan year, the Company discontinued the Endo Directors Deferred Compensation Plan.
Directors Stock Election Plan
In December 2007, Endo established a directors stock election plan (the Directors Stock Election Plan). The purpose of this plan is to provide non-employee directors the opportunity to have some, or all of their retainer fees delivered in the form of Endo ordinary shares. The amount of shares will be determined by dividing the portion of cash fees elected to be received as shares by the closing price of the shares on the day the payment would have otherwise been paid in cash.